Income Taxes - Income Tax Credit (Charged) Directly to Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Net changes in fair value of equity investments at fair value through other comprehensive income	₩ (129,758)	₩ 41,999	₩ (71,600)
Remeasurements of defined benefit plans	15,475	27,261	34,406
Others	6,390	(14,151)	19,933
Income taxes credited (charged) directly to equity	₩ (107,893)	₩ 55,109	₩ (17,261)